Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2017	$ 460,653	$ 66,447	$ 496,960	$ (108,184)	$ 5,430	$ 23,230	$ 483,883
Balance (in shares) at Dec. 31, 2017		664,470
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(11,730)			(11,730)		1,325	(10,405)
Issuances in relation to share option exercises	254	$ 29	225				254
Issuances in relation to exercise of share options (in shares)		292
Share-based compensation - share options	333		333			1	334
Share-based compensation - Long-term incentive plan ("LTIP")	2,080		2,080			7	2,087
Share-based compensation	2,413		2,413			8	2,421
LTIP-treasury shares acquired and held by Trustee	(5,451)		(5,451)				(5,451)
Transfer between reserves			15	(15)
Foreign currency translation adjustments	6,874				6,874	825	7,699
Balance at Mar. 31, 2018	453,013	$ 66,476	494,162	(119,929)	12,304	25,388	478,401
Balance (in shares) at Mar. 31, 2018		664,762
Balance at Dec. 31, 2017	460,653	$ 66,447	496,960	(108,184)	5,430	23,230	483,883
Balance (in shares) at Dec. 31, 2017		664,470
Balance at Dec. 31, 2018	388,996	$ 66,658	505,585	(183,004)	(243)	23,259	412,255
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Impact of change in accounting policy (Note 2)	(655)			(655)		(16)	(671)
Adjusted balance	388,341	$ 66,658	505,585	(183,659)	(243)	23,243	411,584
Net (loss)/income	(19,885)			(19,885)		779	(19,106)
Share-based compensation - share options	2,290		2,290			5	2,295
Share-based compensation - Long-term incentive plan ("LTIP")	982		982			2	984
Share-based compensation	3,272		3,272			7	3,279
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			39	(39)
Foreign currency translation adjustments	4,387				4,387	557	4,944
Balance at Mar. 31, 2019	$ 375,769	$ 66,658	$ 508,550	$ (203,583)	$ 4,144	$ 24,586	$ 400,355
Balance (in shares) at Mar. 31, 2019		666,577